Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	GREENMAN TECHNOLOGIES INC
Entity Central Index Key	0000932699
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company